GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Selling, general and administrative expense [abstract]
Office and general	$ 19,109	$ 18,355
Wages and benefits	15,414	14,379
Professional fees	6,287	13,271
Depreciation and amortization	3,851	5,639
Travel and accommodation	628	788
Utilities	581	598
Total general and administrative expenses	$ 45,870	$ 53,030